Earnings per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to shareholders of the Company	R$ 909,267	R$ 478,781	R$ 127,186
Weighted average number of outstanding common shares	317,647,562	262,288,607	262,288,607
Basic earnings per share	R$ 2.8625	R$ 1.8254	R$ 0.4849
Profit used to determine diluted earnings per share	R$ 909,267	R$ 478,781	R$ 127,186
Weighted average number of outstanding common shares	317,647,562	262,288,607	262,288,607
Weighted average number of shares under options	2,581,716
Weighted average number of shares that would have been issued at average market price	(2,102,607)
Adjusted number of shares	318,126,671	262,288,607	262,288,607
Diluted earnings per share-R$	R$ 2.8582	R$ 1.8254	R$ 0.4849